Operating Costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Operating Costs [Line Items]
Share-based payment expense		£ 67	£ 84	£ 57
Total operating costs		20,004	20,339	20,892
Before Specific Items [Member]
Disclosure Of Operating Costs [Line Items]
Wages and salaries		4,258	4,223	4,128
Social security costs		440	461	477
Other pension costs		611	624	521
Share-based payment expense		67	84	57
Total staff costs		5,376	5,392	5,183
Own work capitalised		(834)	(798)	(813)
Net staff costs		4,542	4,594	4,370
Net indirect labour costs		267	315	399
Net labour costs		4,809	4,909	4,769
Product costs and sales commission		4,464	4,429	4,588
Payments to telecommunications operators		2,059	2,306	2,653
Property and energy costs		1,325	1,285	1,202
Network operating and IT costs		1,026	963	983
TV programme rights charges		841	763	714
Provision and installation		624	657	669
Marketing and sales		322	317	365
Other operating costs		832	831	676
Other operating income		(238)	(222)	(185)
Amortisation of intangible assets		1,154	1,123	1,118
Total operating costs		19,610	19,752	19,944
Operating costs before specific items include the following:
Leaver costs		17	50	86
Research and development expenditure		643	632	638
Operating lease charges		801	732	692
Foreign currency gains		(11)		(12)
Inventories recognised as an expense		2,388	2,588	2,680
Government grants		(3)	(3)	(5)
Before Specific Items [Member] | Owned Property Plant and Equipment [Member]
Disclosure Of Operating Costs [Line Items]
Owned assets		2,390	2,381	2,382
Before Specific Items [Member] | Finance Leased Property Plant and Equipment [Member]
Disclosure Of Operating Costs [Line Items]
Owned assets		2	10	10
Specific Items [Member]
Disclosure Of Operating Costs [Line Items]
Amortisation of intangible assets				62
Total operating costs	[1]	£ 394	£ 587	£ 948

[1]	For a definition of specific items, see page [210]. An analysis of specific items is provided in note 10.